Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 7,322,813,233	$ 4,718,751,562	$ 3,295,010,790
Argentine Central Bank's Bills and Notes Maturing up to 90 Days	0	62,754,861	5,302,139,093
Reverse repurchase Transactions Debtors	0	2,743,998,555	847,286,289
Loans to Financial Institutions	44,839,044	14,185,443	38,790,411
Overnight Placements in Foreign Banks	335,778,093	41,562,209	185,468,103
Mutual Funds	123,743,328	115,342,332	77,740,483
Time Deposits	0	28,181,202	21,566,954
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A.	213,906,079	0	0
Total Cash and Cash Equivalents	$ 8,041,079,777	$ 7,724,776,164	$ 9,768,002,123	$ 9,206,672,153